Parent Company Only Condensed Financial Information - Schedule of Condensed Statement of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Change in fair value of financial liabilities				¥ (3,728)
Loss from derecognition of financial liabilities				(1,953)
Loss before income taxes and share of loss of equity	(6,775)	(47,377)	(34,979)	(105,583)
Income tax expense
Net loss attributable to ordinary shareholders of Yimutian Inc.	(6,670)	(46,644)	(123,177)	(181,132)
Other comprehensive (loss) income	212	1,483	(432)	(24,300)
Total comprehensive loss	(6,563)	(45,894)	(35,373)	(127,187)
Parent Company [Member] | Reportable Legal Entities [Member]
Total operating expenses	(4,078)	(28,519)	(40)	(9,753)
Share of losses from subsidiaries and VIEs	(2,592)	(18,125)	(34,860)	(90,140)
Change in fair value of financial liabilities				(3,728)
Loss from derecognition of financial liabilities				(1,989)
Loss before income taxes and share of loss of equity	(6,670)	(46,644)	(34,900)	(105,610)
Income tax expense
Net loss attributable to ordinary shareholders of Yimutian Inc.	(6,670)	(46,644)	(34,900)	(105,610)
Other comprehensive (loss) income	212	1,483	(432)	(21,566)
Total comprehensive loss	$ (6,458)	¥ (45,161)	¥ (35,332)	¥ (127,176)